Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (2,431,013)	$ 1,384,339	$ 969,014	$ (13,120,527)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,500	1,500	2,000	2,000
Amortization of debt discount to interest expense	211,486	397,021	483,059	774,910
Financing fees	272,027
Common stock issued for services		20,000	20,000	416,200
Stock option compensation	2,236,257	2,241,136	2,986,546	1,699,964
Gain on change in derivative liabilities	(1,025,685)	(4,556,954)	(5,108,229)	(8,979,516)
Loss on extinguishment of debt		(6,034)	(6,034)	16,490,508
Impairment of assets				2,096,089
Gain on forgiveness of PPP loan				(9,501)
Changes in assets and liabilities:
Accounts payable	27,344	6,084	(13,880)	(41,879)
Accounts payable – related party	(10,000)	(10,000)	(20,000)	(50,000)
Accrued expenses	(1,881)	620	(546)	328
Accrued interest, notes payable	12,168	17,979	21,712	144,185
Net cash used in operating activities	(707,797)	(504,309)	(666,358)	(577,239)
Cash flows from investing activities:
Payment of deposit			(500)
Increase in deposits		(500)
Cash paid in business acquisition				(10,000)
Net cash used in investing activities		(500)	(500)	(10,000)
Cash flows from financing activities:
Proceeds from convertible notes payable	270,000	150,000	150,000	587,000
Proceeds from the issuance of Series E preferred stock	440,000	350,000	520,000	50,000
Repayment of convertible notes payable		(40,395)	(40,395)
Net cash provided by financing activities	710,000	459,605	629,605	637,000
Net increase (decrease) in cash	2,203	(45,204)	(37,253)	49,761
Cash, beginning of period	31,113	68,366	68,366	18,605
Cash, end of period	33,316	23,162	31,113	68,366
Supplemental Disclosure:
Cash paid for income taxes
Cash paid for interest		4,862	4,862
Non-cash financing and investing activities:
Debt discount for derivative liabilities	270,000	680,474	680,474	575,639
Common shares issued in conversion of debt	40,971	319,049	365,424	402,516
Common shares issued in conversion of Series B preferred stock		22,100	22,100	59,300
Derivative liability for consultant stock options		545,462	545,462	4,725,180
Settlement of derivative liabilities	$ 30,758	230,186	263,780	3,774,269
Common shares cancelled		$ 3,845	3,845
Series E preferred shares issued in conversion of debt				3,490,000
Convertible notes payable reclassified as in default				$ 40,395